FURNITURE AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Furniture And Equipment Details
Furniture and Fixtures	$ 16,369	$ 11,218	$ 0
Less:Accumulated Depreciation	(2,211)	(745)	0
Net Property and Equipment	$ 14,158	$ 10,474	$ 0